Inventories, Net (Tables)	6 Months Ended
Sep. 30, 2024
Inventories, Net [Abstract]
Schedule of Inventories

Inventories, net consist of the following:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Goods in transit	659,367	—	—
Inventories	6,394,991	6,928,028	5,399,445
Less: Inventories allowance	(804,463)	(832,677)	(648,957)
Inventories, net	6,249,895	6,095,351	4,750,488

Schedule of Movements in Inventories

Movements in allowance for inventories are as follows:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Inventories allowance, beginning	748,048	804,463	626,968
Additions	56,415	28,214	21,989
Inventories allowance, ending	804,463	832,677	648,957